Cash and Cash Equivalents and Bank Overdraft	12 Months Ended
Feb. 28, 2022
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

13. CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

	As of February 28
Figures in Rand thousands	2022	2021

Cash on hand	2,175	212
Bank balances	717,935	94,990
Short-term deposits	11,638	9,735
Cash and cash equivalents in the consolidated statement of financial position	731,748	104,937
Bank overdrafts	(13,722)	(28,839)
Cash and cash equivalents in the consolidated statement of cash flows	718,026	76,098

Current assets	731,748	104,937
Current liabilities	(13,722)	(28,839)
	718,026	76,098

Information on cash flow management is included in Note 31.2 (b). Refer to Note 35 for information on the various facilities available to the Group.